Expense Example, No Redemption - Emerging Markets Innovators	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class R 1 Year	Class R 3 Years	Class R 5 Years	Class R 10 Years	Class Y 1 Year	Class Y 3 Years	Class Y 5 Years	Class Y 10 Years	Class R5 1 Year	Class R5 3 Years	Class R5 5 Years	Class R5 10 Years	Class R6 1 Year	Class R6 3 Years	Class R6 5 Years	Class R6 10 Years
USD ($)	695	1,037	1,401	2,424	229	745	1,288	2,584	179	594	1,035	2,259	128	440	774	1,719	128	402	696	1,533	128	402	696	1,533